Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2020
Deferred Share Units [Abstract]
Schedule of share-based compensation, restricted stock units award activity
	November 30, 2020		November 30, 2019		November 30, 2018
	$	shares	$	shares	$	shares
Additional paid in capital	—	—	—	—	7,565	866
Accrued liability	—	—	—	—	—	—